Expense Example {- High Income Portfolio} - 02.28 VIP High Income Portfolio Investor PRO-10 - High Income Portfolio - VIP High Income Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883